Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000259771
Shareholder Report [Line Items]
Fund Name	Retirement 2070 Fund
Class Name	Investor Class
Trading Symbol	TRVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement 2070 Fund (the "fund") for the period of June 18, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2070 Fund - Investor Class	$68	0.64%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2065+ Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
6/18/25	10,000	10,000	10,000
8/31/2025	10,660	10,846	10,695
11/30/2025	11,210	11,492	11,246
2/28/2026	11,992	11,612	11,900
2026	12,540	12,777	12,667

Average Annual Return [Table Text Block]
Table Summary
Since Inception 6/18/25
Retirement 2070 Fund (Investor Class)	25.40%
Russell 3000 Index (Regulatory Benchmark)	27.77
S&P Target Date 2065+ Index (Strategy Benchmark)	26.67

Performance Inception Date	Jun. 18, 2025
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 64,823,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 119,000
InvestmentCompanyPortfolioTurnover	38.40%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$64,823 Number of Portfolio Holdings21
Holdings [Text Block]
Table Summary
Domestic Equity Funds	69.0%
International Equity Funds	29.0
Domestic Bond Funds	1.4
International Bond Funds	0.3
Short-Term and Other	0.3

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Growth Stock Fund	16.9%
T. Rowe Price Value Fund	16.2
T. Rowe Price Equity Index 500 Fund	9.6
T. Rowe Price U.S. Large-Cap Core Fund	9.1
T. Rowe Price International Value Equity Fund	8.3
T. Rowe Price Overseas Stock Fund	7.6
T. Rowe Price International Stock Fund	6.7
T. Rowe Price Real Assets Fund	5.9
T. Rowe Price Emerging Markets Discovery Stock Fund	3.3
T. Rowe Price Emerging Markets Stock Fund	3.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000259772
Shareholder Report [Line Items]
Fund Name	Retirement 2070 Fund
Class Name	Advisor Class
Trading Symbol	TRVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement 2070 Fund (the "fund") for the period of June 18, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2070 Fund - Advisor Class	$94	0.88%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2065+ Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
6/18/25	10,000	10,000	10,000
8/31/2025	10,650	10,846	10,695
11/30/2025	11,190	11,492	11,246
2/28/2026	11,977	11,612	11,900
2026	12,505	12,777	12,667

Average Annual Return [Table Text Block]
Table Summary
Since Inception 6/18/25
Retirement 2070 Fund (Advisor Class)	25.05%
Russell 3000 Index (Regulatory Benchmark)	27.77
S&P Target Date 2065+ Index (Strategy Benchmark)	26.67

Performance Inception Date	Jun. 18, 2025
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 64,823,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 119,000
InvestmentCompanyPortfolioTurnover	38.40%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$64,823 Number of Portfolio Holdings21
Holdings [Text Block]
Table Summary
Domestic Equity Funds	69.0%
International Equity Funds	29.0
Domestic Bond Funds	1.4
International Bond Funds	0.3
Short-Term and Other	0.3

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Growth Stock Fund	16.9%
T. Rowe Price Value Fund	16.2
T. Rowe Price Equity Index 500 Fund	9.6
T. Rowe Price U.S. Large-Cap Core Fund	9.1
T. Rowe Price International Value Equity Fund	8.3
T. Rowe Price Overseas Stock Fund	7.6
T. Rowe Price International Stock Fund	6.7
T. Rowe Price Real Assets Fund	5.9
T. Rowe Price Emerging Markets Discovery Stock Fund	3.3
T. Rowe Price Emerging Markets Stock Fund	3.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000259773
Shareholder Report [Line Items]
Fund Name	Retirement 2070 Fund
Class Name	R Class
Trading Symbol	TRGQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement 2070 Fund (the "fund") for the period of June 18, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2070 Fund - R Class	$120	1.13%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2065+ Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	R Class	Regulatory Benchmark	Strategy Benchmark
6/18/25	10,000	10,000	10,000
8/31/2025	10,650	10,846	10,695
11/30/2025	11,180	11,492	11,246
2/28/2026	11,952	11,612	11,900
2026	12,480	12,777	12,667

Average Annual Return [Table Text Block]
Table Summary
Since Inception 6/18/25
Retirement 2070 Fund (R Class)	24.80%
Russell 3000 Index (Regulatory Benchmark)	27.77
S&P Target Date 2065+ Index (Strategy Benchmark)	26.67

Performance Inception Date	Jun. 18, 2025
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 64,823,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 119,000
InvestmentCompanyPortfolioTurnover	38.40%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$64,823 Number of Portfolio Holdings21
Holdings [Text Block]
Table Summary
Domestic Equity Funds	69.0%
International Equity Funds	29.0
Domestic Bond Funds	1.4
International Bond Funds	0.3
Short-Term and Other	0.3

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Growth Stock Fund	16.9%
T. Rowe Price Value Fund	16.2
T. Rowe Price Equity Index 500 Fund	9.6
T. Rowe Price U.S. Large-Cap Core Fund	9.1
T. Rowe Price International Value Equity Fund	8.3
T. Rowe Price Overseas Stock Fund	7.6
T. Rowe Price International Stock Fund	6.7
T. Rowe Price Real Assets Fund	5.9
T. Rowe Price Emerging Markets Discovery Stock Fund	3.3
T. Rowe Price Emerging Markets Stock Fund	3.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000259774
Shareholder Report [Line Items]
Fund Name	Retirement 2070 Fund
Class Name	I Class
Trading Symbol	TRVQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement 2070 Fund (the "fund") for the period of June 18, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2070 Fund - I Class	$49	0.46%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2065+ Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
6/18/25	500,000	500,000	500,000
8/31/2025	533,500	542,278	534,742
11/30/2025	561,000	574,590	562,308
2/28/2026	600,762	580,611	595,001
2026	628,185	638,838	633,374

Average Annual Return [Table Text Block]
Table Summary
Since Inception 6/18/25
Retirement 2070 Fund (I Class)	25.64%
Russell 3000 Index (Regulatory Benchmark)	27.77
S&P Target Date 2065+ Index (Strategy Benchmark)	26.67

Performance Inception Date	Jun. 18, 2025
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 64,823,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 119,000
InvestmentCompanyPortfolioTurnover	38.40%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$64,823 Number of Portfolio Holdings21
Holdings [Text Block]
Table Summary
Domestic Equity Funds	69.0%
International Equity Funds	29.0
Domestic Bond Funds	1.4
International Bond Funds	0.3
Short-Term and Other	0.3

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Growth Stock Fund	16.9%
T. Rowe Price Value Fund	16.2
T. Rowe Price Equity Index 500 Fund	9.6
T. Rowe Price U.S. Large-Cap Core Fund	9.1
T. Rowe Price International Value Equity Fund	8.3
T. Rowe Price Overseas Stock Fund	7.6
T. Rowe Price International Stock Fund	6.7
T. Rowe Price Real Assets Fund	5.9
T. Rowe Price Emerging Markets Discovery Stock Fund	3.3
T. Rowe Price Emerging Markets Stock Fund	3.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless